Black-Scholes Option-Pricing Model Assumptions used to Estimate Fair Value of Option Grant (Detail) (Stock Options)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Dividend Yield	0.00%	0.00%
Expected Stock Price Volatility	74.70%	90.00%
Risk-Free Interest Rate	0.63%	1.66%
Expected Life of Options (Years)	4 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Life of Options (Years)		4 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Life of Options (Years)		6 years 6 months